Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is an amended and restated final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,621,000.00.
Narrative - Max Aggregate Offering Price	$ 1,621,000.00